Application of New and Revised International Financial Reporting Standards as Issued by the International Accounting Standards Board ("IASB") ( Collectively, "IFRSs")	12 Months Ended
Dec. 31, 2022
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Application of New and Revised International Financial Reporting Standards as Issued by the International Accounting Standards Board ("IASB") ( Collectively, "IFRSs")
3.	APPLICATION OF NEW AND REVISED INTERNATIONAL FINANCIAL REPORTING STANDARDS AS ISSUED BY THE INTERNATIONAL ACCOUNTING STANDARDS BOARD (“IASB”) (collectively, “IFRSs”)

a.	Amendments to IFRSs that are mandatorily effective for the current year
In the current year, the Group applied the“Annual Improvements to IFRS Standards 2018–2020,” amendments to IFRS 3“Reference to the Conceptual Framework,” amendments to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” and amendment to IAS 37 “Onerous Contracts - Cost of Fulfilling a Contract.”
The adoption of aforementioned IFRSs did not have a material impact on the Group’s accounting policies.

b.	New, revised or amended standards and interpretations in issue but not yet effective

The Group has not applied the following new, revised or amended standards and interpretations that have been issued but are not yet effective:

New, Revised or Amended Standards and Interpretations	Effective Date Announced by IASB (Note 1)
Amendments to IAS 1 “Disclosure of Accounting Policies”	January 1, 2023 (Note 2)
Amendments to IAS 8 “Definition of Accounting Estimates”	January 1, 2023 (Note 3)
Amendments to IAS 12 “Deferred Tax related to Assets and Liabilities arising from a Single Transaction”	January 1, 2023 (Note 4)
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”	To be determined by IASB
Amendments to IFRS 16“Leases Liability in a Sale and Leaseback”	January 1, 2024 (Note 5)
Amendments to IAS 1 “Classification of Liabilities as Current or Non-current”	January 1, 2024
Amendments to IAS 1 “Non-current Liabilities with Covenants”	January 1, 2024

Note 1:	Unless stated otherwise, the above IFRSs are effective for annual reporting periods beginning on or after their respective effective dates.
Note 2:	The amendments will be applied prospectively for annual reporting periods beginning on or after January 1, 2023.
Note 3:
The amendments will be applicable to changes in accounting estimates and changes in accounting policies that occur on or after the beginning of the annual reporting period beginning on or after January 1, 2023.

Note 4:
Except for deferred taxes that were recognized on January 1, 2022 for temporary differences associated with leases and decommissioning obligations, the amendments were applied prospectively to transactions that occur on or after January 1, 2022.

Note 5:	A seller-lessee shall apply the Amendments to IFRS 16 retrospectively to sale and leaseback transactions entered into after the date of initial application of IFRS 16.

c.	Significant changes in accounting policy resulted from new, revised and amended standards and interpretations in issue but not yet effective
Except for the following, as of the date that the accompanying consolidated financial statements were authorized for issue, the Group is continuously assessing the possible impact that the application of other standards and interpretations will have on the Group’s financial position and financial performance and will disclose the relevant impact when the assessment is completed.

1)	Amendments to IAS 1 “Disclosure of Accounting Policies”
The amendments specify that the Group should refer to the definition of material to determine its material accounting policy information to be disclosed. Accounting policy information is material if it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. The amendments also clarify that:

•	Accounting policy information that relates to immaterial transactions, other events or conditions is immaterial and need not be disclosed;

•	The Group may consider the accounting policy information as material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial; and

•	Not all accounting policy information relating to material transactions, other events or conditions is itself material.

The amendments also illustrate that accounting policy information is likely to be considered as material to the financial statements if that information relates to material transactions, other events or conditions and:

a)	the Group changed its accounting policy during the reporting period and this change resulted in a material change to the information in the financial statements;

b)	the Group chose the accounting policy from options permitted by the standards;

c)	the accounting policy was developed in accordance with IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” in the absence of an IFRS that specifically applies;

d)
the accounting policy relates to an area for which the Group is required to make significant judgements or assumptions in applying an accounting policy, and the Group discloses those judgements or assumptions; or

e)	the accounting is complex and users of the financial statements would otherwise not understand those material transactions, other events or conditions.

2)	Amendments to IAS 8 “Definition of Accounting Estimates”
The amendments define that accounting estimates are monetary amounts in financial statements that are subject to measurement uncertainty. In applying accounting policies, the Group may be required to measure items at monetary amounts that cannot be observed directly and must instead be estimated. In such a case, the Group uses measurement techniques and inputs to develop accounting estimates to achieve the objective. The effects on an accounting estimate of a change in a measurement technique or a change in an input are changes in accounting estimates unless they result from the correction of prior period errors.

3)	Amendments to IAS 12 “Deferred Tax related to Assets and Liabilities arising from a Single Transaction”
The amendments clarify that the initial recognition exemption under IAS 12 does not apply to transactions in which equal taxable and deductible temporary differences arise on initial recognition.
The Group shall recognize a deferred tax asset (to the extent that it is probable that taxable profit will be available against which the deductible temporary difference can be utilized) and a deferred tax liability for all deductible and taxable temporary differences associated with leases and decommissioning obligations on January 1, 2022, and the Group shall recognize the cumulative effect of initial application in retained earnings at that date. The Group shall apply the amendments prospectively to transactions other than leases and decommissioning obligations that occur on or after January 1, 2022.

4)	Amendments to IAS 1 “Classification of Liabilities as Current or Non-current” (referred to as the “2020 amendments”) and “Non-current Liabilities with Covenants” (referred to as the “2022 amendments”)
The 2020 amendments clarify that for a liability to be classified as non-current,
the Group shall assess whether it has the right at the end of the reporting period to defer settlement of the liability for at least twelve months after the reporting period. If such rights are in existence at the end of the reporting period, the liability is classified as non-current
regardless of whether the Group will exercise that right.

The 2020 amendments also stipulate that, if the right to defer settlement is subject to compliance with specified conditions, the Group must comply with those conditions at the end of the reporting period even if the lender does not test compliance until a later date. The 2022 amendments further clarify that only covenants with which an entity is required to comply on or before the reporting date should affect the classification of a liability as current or non-current.
Although the covenants to be complied with within twelve months after the reporting period do not affect the classification of a liability, the Group shall disclose information that enables users of financial statements to understand the risk of the Group that may have difficulty complying with the covenants and repay its liabilities within twelve months after the reporting period.
The 2020 amendments stipulate that, for the purpose of liability classification, the aforementioned settlement refers to a transfer of cash, other economic resources or the Group’s own equity instruments to the counterparty that results in the extinguishment of the liability. However, if the terms of a liability that could, at the option of the counterparty, result in its settlement by a transfer of the Group’s own equity instruments, and if such option is recognized separately as equity in accordance with IAS 32 “Financial Instruments: Presentation”, the aforementioned terms would not affect the classification of the liability.